15005376

Received SEC

MAR 24 2015

Washington, DC 20549

Nasdaq

805 King Farm Blvd
Rockville, MD 20850

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-36891

By Electronic Mail

March 24, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 23, 2015 The Nasdaq Stock Market (the "Exchange") received from CELLECTIS S.A. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing one ordinary share, nominal value €0.05 per share
Ordinary shares, nominal value €0.05 per share*

*Not for trading, but only in connection with the listing of the American Depositary Shares on The NASDAQ Stock Market LLC. The American Depositary Shares represent the right to receive ordinary shares and are being registered under the Securities Act of 1933, as amended, pursuant to a separate Registration Statement on Form F-6. Accordingly, the American Depositary Shares are exempt from registration under Section 12(a) of the Securities Exchange Act of 1934, as amended, pursuant to Rule 12a-8 thereunder.

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery